Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Retirement Income Portfolio Series
Entity Central Index Key	0001640102
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds Retirement Income Portfolio — Conservative - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class A
Trading Symbol	NAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 10.64% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge) *	4.31%	4.58%	4.73%
American Funds Retirement Income Portfolio — Conservative — Class A (without sales charge) *	10.64%	5.82%	5.35%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class C
Trading Symbol	NGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 9.77% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge) *	8.77%	5.05%	4.75%
American Funds Retirement Income Portfolio — Conservative — Class C (without sales charge) *	9.77%	5.05%	4.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class T
Trading Symbol	TFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 11.00% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge) 2	8.26%	5.59%	5.39%
American Funds Retirement Income Portfolio — Conservative — Class T (without sales charge) 2	11.00%	6.12%	5.70%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-1
Trading Symbol	FAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.57% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class F-1 *	10.57%	5.76%	5.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-2
Trading Symbol	FDFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 10.82% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class F-2 *	10.82%	6.04%	5.59%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-3
Trading Symbol	FICWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 10.93% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-3 2	10.93%	6.13%	5.79%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-1
Trading Symbol	RARPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.88% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-1 *	9.88%	5.07%	4.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2
Trading Symbol	RDRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.91% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-2 *	9.91%	5.09%	4.74%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2E
Trading Symbol	RGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.13% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-2E *	10.13%	5.38%	5.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-3
Trading Symbol	RJRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.22% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-3 *	10.22%	5.48%	5.04%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-4
Trading Symbol	RMRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.56% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-4 *	10.56%	5.76%	5.33%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5E
Trading Symbol	RROPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 10.84% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5E 2	10.84%	6.04%	5.62%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5
Trading Symbol	RQRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 10.85% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-5 *	10.85%	6.09%	5.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-6
Trading Symbol	RTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.01% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-6 *	11.01%	6.14%	5.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class A
Trading Symbol	NBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.89% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge) *	6.43%	6.95%	6.06%
American Funds Retirement Income Portfolio — Moderate — Class A (without sales charge) *	12.89%	8.22%	6.69%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class C
Trading Symbol	NBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 12.10% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge) *	11.10%	7.44%	6.08%
American Funds Retirement Income Portfolio — Moderate — Class C (without sales charge) *	12.10%	7.44%	6.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class T
Trading Symbol	TAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 13.28% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge) 2	10.41%	7.99%	6.73%
American Funds Retirement Income Portfolio — Moderate — Class T (without sales charge) 2	13.28%	8.53%	7.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-1
Trading Symbol	FBFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.89% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class F-1 *	12.89%	8.17%	6.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-2
Trading Symbol	FHFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.17% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class F-2 *	13.17%	8.44%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-3
Trading Symbol	FIMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.19% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-3 2	13.19%	8.53%	7.14%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-1
Trading Symbol	RBRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 12.18% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-1 *	12.18%	7.41%	5.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2
Trading Symbol	RERPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 12.14% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-2 *	12.14%	7.58%	6.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2E
Trading Symbol	RHRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.51% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-2E *	12.51%	7.83%	6.49%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-3
Trading Symbol	RKRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.59% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-3 *	12.59%	7.95%	6.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-3 shares increased from 0.55% to 0.61% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-3 shares increased from 0.55% to 0.61% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds® Retirement Income Portfolio — Moderate - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-4
Trading Symbol	RNRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.88% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-4 *	12.88%	8.21%	6.68%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5E
Trading Symbol	RRPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 13.05% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5E 2	13.05%	8.39%	6.96%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Retirement Income Portfolio — Moderate - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5
Trading Symbol	RRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 13.26% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-5 *	13.26%	8.49%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-6
Trading Symbol	RURPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.25% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-6 *	13.25%	8.53%	6.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,627,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class A
Trading Symbol	NDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 14.82% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge) *	8.18%	8.98%	7.25%
American Funds Retirement Income Portfolio — Enhanced — Class A (without sales charge) *	14.82%	10.28%	7.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class C
Trading Symbol	NDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.94% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge) *	12.94%	9.49%	7.27%
American Funds Retirement Income Portfolio — Enhanced — Class C (without sales charge) *	13.94%	9.49%	7.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class T
Trading Symbol	TAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 15.20% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge) 2	12.28%	10.06%	7.96%
American Funds Retirement Income Portfolio — Enhanced — Class T (without sales charge) 2	15.20%	10.61%	8.28%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-1
Trading Symbol	FCFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.80% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class F-1 *	14.80%	10.22%	7.83%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio
Class Name	Class F-2
Trading Symbol	FGFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.00% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class F-2 *	15.00%	10.49%	8.11%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-3
Trading Symbol	FIEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.20% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-3 2	15.20%	10.60%	8.38%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-1
Trading Symbol	RCRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.07% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-1 *	14.07%	9.52%	7.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2
Trading Symbol	RFRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.22% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-2 *	14.22%	9.68%	7.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2E
Trading Symbol	RIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.27% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-2E *	14.27%	9.77%	7.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-3
Trading Symbol	RLRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.47% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-3 *	14.47%	10.00%	7.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-4
Trading Symbol	RPRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.90% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-4 *	14.90%	10.36%	7.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5E
Trading Symbol	RRQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.05% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5E 2	15.05%	10.46%	8.15%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5
Trading Symbol	RXRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.11% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-5 *	15.11%	10.55%	8.14%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-5 shares decreased from 0.10% to 0.05% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-6
Trading Symbol	RVRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.17% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-6 *	15.17%	10.62%	8.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,081,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.